Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.0%
Howmet Aerospace, Inc.	172,980	$ 22,440,696
RTX Corp.	106,592	14,119,176
Textron, Inc.	87,792	6,342,972
TransDigm Group, Inc.	13,197	18,255,278
		61,158,122
Air Freight & Logistics - 0.7%
FedEx Corp.	29,788	7,261,719
United Parcel Service, Inc., Class B	128,107	14,090,489
		21,352,208
Automobile Components - 0.1%
Aptiv PLC (A)	40,828	2,429,266
Automobiles - 1.4%
Tesla, Inc. (A)	166,467	43,141,588
Banks - 3.6%
Bank of America Corp.	805,097	33,596,698
Citigroup, Inc.	160,428	11,388,784
Fifth Third Bancorp	320,053	12,546,077
Truist Financial Corp.	280,139	11,527,720
U.S. Bancorp	208,917	8,820,476
Wells Fargo & Co.	421,572	30,264,654
		108,144,409
Beverages - 2.0%
Coca-Cola Co.	293,587	21,026,701
Keurig Dr. Pepper, Inc.	332,137	11,365,728
PepsiCo, Inc.	195,969	29,383,592
		61,776,021
Biotechnology - 2.3%
AbbVie, Inc.	185,816	38,932,169
Neurocrine Biosciences, Inc. (A)	19,472	2,153,603
Regeneron Pharmaceuticals, Inc.	20,466	12,980,151
Sarepta Therapeutics, Inc. (A)	9,465	604,056
Vertex Pharmaceuticals, Inc. (A)	30,969	15,014,391
		69,684,370
Broadline Retail - 4.2%
Amazon.com, Inc. (A)	663,670	126,269,854
Building Products - 1.5%
Carrier Global Corp.	198,265	12,570,001
Masco Corp.	108,771	7,563,935
Trane Technologies PLC	78,636	26,494,041
		46,627,977
Capital Markets - 2.1%
Ameriprise Financial, Inc.	24,115	11,674,313
Charles Schwab Corp.	188,551	14,759,772
CME Group, Inc.	60,859	16,145,284
Goldman Sachs Group, Inc.	28,805	15,735,883
KKR & Co., Inc.	45,255	5,231,931
		63,547,183
Chemicals - 1.7%
Dow, Inc.	203,870	7,119,140
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	57,514	$ 26,780,819
LyondellBasell Industries NV, Class A	86,310	6,076,224
PPG Industries, Inc.	70,637	7,724,156
Sherwin-Williams Co.	9,373	3,272,958
		50,973,297
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	75,868	5,878,253
Motorola Solutions, Inc.	10,730	4,697,701
		10,575,954
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	9,837	4,703,365
Consumer Finance - 0.6%
American Express Co.	47,586	12,803,013
Capital One Financial Corp.	24,013	4,305,531
		17,108,544
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	16,709	15,803,038
Walmart, Inc.	94,432	8,290,185
		24,093,223
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	523,467	14,803,647
Electric Utilities - 2.3%
Entergy Corp.	27,033	2,311,051
NextEra Energy, Inc.	358,782	25,434,056
NRG Energy, Inc.	13,630	1,301,120
PG&E Corp.	761,685	13,085,748
Southern Co.	300,296	27,612,217
		69,744,192
Electrical Equipment - 0.4%
Eaton Corp. PLC	39,751	10,805,514
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	19,705	2,784,711
Energy Equipment & Services - 0.3%
Baker Hughes Co.	196,999	8,658,106
Entertainment - 0.9%
Netflix, Inc. (A)	10,139	9,454,922
Walt Disney Co.	139,694	13,787,798
Warner Music Group Corp., Class A	100,156	3,139,890
		26,382,610
Financial Services - 6.6%
Berkshire Hathaway, Inc., Class B (A)	102,022	54,334,877
Corpay, Inc. (A)	41,813	14,581,029
Fidelity National Information Services, Inc.	181,990	13,591,013
Mastercard, Inc., Class A	102,494	56,179,011
Toast, Inc., Class A (A)	111,921	3,712,420
Visa, Inc., Class A	154,112	54,010,091
WEX, Inc. (A)	8,878	1,394,024
		197,802,465
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.7%
Mondelez International, Inc., Class A	319,932	$ 21,707,386
Ground Transportation - 1.0%
CSX Corp.	416,601	12,260,567
Uber Technologies, Inc. (A)	232,954	16,973,029
		29,233,596
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	44,450	5,896,292
Baxter International, Inc.	56,390	1,930,230
Boston Scientific Corp. (A)	186,591	18,823,300
Edwards Lifesciences Corp. (A)	111,785	8,102,177
Medtronic PLC	186,846	16,789,982
Stryker Corp.	62,688	23,335,608
		74,877,589
Health Care Providers & Services - 2.4%
Cigna Group	35,741	11,758,789
HCA Healthcare, Inc.	10,264	3,546,725
Humana, Inc.	18,463	4,885,310
McKesson Corp.	8,351	5,620,140
UnitedHealth Group, Inc.	86,796	45,459,405
		71,270,369
Health Care REITs - 0.9%
Alexandria Real Estate Equities, Inc.	15,819	1,463,416
Ventas, Inc.	227,136	15,617,871
Welltower, Inc.	63,163	9,677,203
		26,758,490
Hotels, Restaurants & Leisure - 3.7%
Booking Holdings, Inc.	2,441	11,245,467
Carnival Corp. (A)	197,329	3,853,836
Chipotle Mexican Grill, Inc. (A)	299,707	15,048,289
DoorDash, Inc., Class A (A)	25,955	4,743,795
Expedia Group, Inc.	54,021	9,080,930
Hilton Worldwide Holdings, Inc.	58,278	13,261,159
McDonald's Corp.	100,735	31,466,592
Royal Caribbean Cruises Ltd.	25,503	5,239,336
Yum! Brands, Inc.	110,659	17,413,300
		111,352,704
Household Durables - 0.1%
Lennar Corp., Class A	31,330	3,596,057
Household Products - 0.3%
Church & Dwight Co., Inc.	81,174	8,936,446
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	21,769	2,556,551
Industrial Conglomerates - 0.4%
3M Co.	76,166	11,185,739
Industrial REITs - 0.4%
Prologis, Inc.	100,030	11,182,354
Insurance - 2.1%
Aon PLC, Class A	36,919	14,734,004
Arthur J Gallagher & Co.	56,642	19,555,084
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	10,442	$ 3,153,379
Progressive Corp.	93,563	26,479,265
		63,921,732
Interactive Media & Services - 6.1%
Alphabet, Inc., Class A	376,563	58,231,702
Alphabet, Inc., Class C	210,896	32,948,282
Meta Platforms, Inc., Class A	162,932	93,907,488
		185,087,472
IT Services - 0.7%
Accenture PLC, Class A	15,527	4,845,045
Cognizant Technology Solutions Corp., Class A	194,613	14,887,895
		19,732,940
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	56,532	28,130,323
Machinery - 2.0%
Caterpillar, Inc.	34,354	11,329,949
Deere & Co.	39,812	18,685,762
Ingersoll Rand, Inc.	69,755	5,582,493
Otis Worldwide Corp.	158,389	16,345,745
PACCAR, Inc.	71,375	6,949,784
		58,893,733
Media - 0.9%
Charter Communications, Inc., Class A (A)	26,934	9,925,987
Comcast Corp., Class A	498,267	18,386,052
		28,312,039
Metals & Mining - 0.1%
Nucor Corp.	23,171	2,788,398
Multi-Utilities - 0.1%
Dominion Energy, Inc.	69,852	3,916,602
Oil, Gas & Consumable Fuels - 3.3%
ConocoPhillips	245,340	25,765,607
Diamondback Energy, Inc.	53,478	8,550,063
EOG Resources, Inc.	111,146	14,253,363
Exxon Mobil Corp.	433,326	51,535,461
		100,104,494
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	111,442	4,858,871
Personal Care Products - 0.2%
Kenvue, Inc.	274,785	6,589,344
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	369,767	22,552,089
Eli Lilly & Co.	43,511	35,936,170
Johnson & Johnson	174,022	28,859,809
Merck & Co., Inc.	44,637	4,006,617
		91,354,685
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.5%
Equifax, Inc.	18,644	$ 4,540,933
Leidos Holdings, Inc.	76,708	10,350,977
		14,891,910
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	65,677	4,380,656
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. (A)	76,793	7,889,713
Analog Devices, Inc.	109,100	22,002,197
Broadcom, Inc.	277,772	46,507,366
Lam Research Corp.	164,774	11,979,070
Marvell Technology, Inc.	21,600	1,329,912
Micron Technology, Inc.	131,912	11,461,834
NVIDIA Corp.	1,669,329	180,921,877
NXP Semiconductors NV	101,143	19,223,238
Texas Instruments, Inc.	126,058	22,652,622
		323,967,829
Software - 9.9%
Adobe, Inc. (A)	9,741	3,735,966
Cadence Design Systems, Inc. (A)	14,346	3,648,618
Fair Isaac Corp. (A)	2,509	4,626,997
Intuit, Inc.	17,126	10,515,193
Microsoft Corp.	537,725	201,856,588
Oracle Corp.	143,430	20,052,948
Palantir Technologies, Inc., Class A (A)	74,304	6,271,258
Salesforce, Inc.	100,967	27,095,504
ServiceNow, Inc. (A)	25,167	20,036,455
		297,839,527
Specialized REITs - 0.7%
Digital Realty Trust, Inc.	57,347	8,217,252
Equinix, Inc.	3,758	3,064,085
SBA Communications Corp.	44,447	9,778,784
		21,060,121
Specialty Retail - 2.4%
AutoZone, Inc. (A)	4,142	15,792,535
Best Buy Co., Inc.	52,331	3,852,085
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Burlington Stores, Inc. (A)	30,718	$ 7,321,021
Lowe's Cos., Inc.	125,537	29,278,994
Ross Stores, Inc.	119,587	15,282,023
		71,526,658
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	922,733	204,966,681
Hewlett Packard Enterprise Co.	212,201	3,274,261
Sandisk Corp. (A)	7,576	360,693
Seagate Technology Holdings PLC	141,567	12,026,117
Western Digital Corp. (A)	22,727	918,853
		221,546,605
Tobacco - 0.6%
Altria Group, Inc.	106,652	6,401,253
Philip Morris International, Inc.	78,597	12,475,702
		18,876,955
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	6,078	3,809,083
Total Common Stocks (Cost $2,309,213,499)		2,986,813,884

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.80% (B), dated 03/31/2025, to be repurchased at $26,707,884 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $27,240,787.	$ 26,706,549	26,706,549
Total Repurchase Agreement (Cost $26,706,549)		26,706,549
Total Investments (Cost $2,335,920,048)		3,013,520,433
Net Other Assets (Liabilities) - 0.1%		2,576,234
Net Assets - 100.0%		$ 3,016,096,667
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	99	06/20/2025	$28,196,826	$27,983,588	$—	$(213,238)
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,986,813,884	$—	$—	$2,986,813,884
Repurchase Agreement	—	26,706,549	—	26,706,549
Total Investments	$2,986,813,884	$26,706,549	$—	$3,013,520,433
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(213,238)	$—	$—	$(213,238)
Total Other Financial Instruments	$(213,238)	$—	$—	$(213,238)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at March 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Enhanced Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust